Premises and Equipment - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss, property, plant and equipment	$ 0	$ 0	$ 0
Rent expense for premises and equipment	$ 600,000,000	$ 530,000,000	$ 501,000,000